Risk Report - Asset Quality - Financial Assets at amortized cost and Allowances by Region (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	€ 796,683	€ 760,807
Allowance for credit losses	6,156	5,799
Germany
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	301,156	285,792
Allowance for credit losses	2,903	2,831
Western Europe (excluding Germany)
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	194,157	176,177
Allowance for credit losses	1,664	1,572
Eastern Europe
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	12,895	10,004
Allowance for credit losses	51	54
North America
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	193,697	199,047
Allowance for credit losses	1,077	752
Central and South America
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	6,020	5,978
Allowance for credit losses	9	25
Asia/Pacific
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	71,599	70,711
Allowance for credit losses	252	333
Africa
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	6,460	5,293
Allowance for credit losses	34	46
Other
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	10,699	7,806
Allowance for credit losses	167	186
Stage 1
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	727,810	681,147
Allowance for credit losses	421	438
Stage 1 | Germany
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	272,360	256,977
Allowance for credit losses	160	205
Stage 1 | Western Europe (excluding Germany)
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	177,613	158,729
Allowance for credit losses	122	117
Stage 1 | Eastern Europe
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	11,864	8,996
Allowance for credit losses	2	4
Stage 1 | North America
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	177,465	178,548
Allowance for credit losses	89	51
Stage 1 | Central and South America
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	5,351	5,445
Allowance for credit losses	3	4
Stage 1 | Asia/Pacific
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	68,050	61,195
Allowance for credit losses	34	41
Stage 1 | Africa
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	4,911	4,159
Allowance for credit losses	4	10
Stage 1 | Other
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	10,196	7,098
Allowance for credit losses	7	6
Stage 2
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	53,383	63,836
Allowance for credit losses	888	736
Stage 2 | Germany
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	23,872	24,236
Allowance for credit losses	426	447
Stage 2 | Western Europe (excluding Germany)
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	13,040	13,601
Allowance for credit losses	247	186
Stage 2 | Eastern Europe
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	934	804
Allowance for credit losses	6	12
Stage 2 | North America
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	10,859	15,549
Allowance for credit losses	180	70
Stage 2 | Central and South America
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	597	459
Allowance for credit losses	4	2
Stage 2 | Asia/Pacific
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	2,767	8,423
Allowance for credit losses	17	15
Stage 2 | Africa
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	1,066	530
Allowance for credit losses	3	3
Stage 2 | Other
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	247	234
Allowance for credit losses	4	2
Stage 3
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	14,874	15,214
Allowance for credit losses	4,600	4,412
Stage 3 | Germany
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	4,908	4,579
Allowance for credit losses	2,324	2,181
Stage 3 | Western Europe (excluding Germany)
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	3,152	3,525
Allowance for credit losses	1,103	1,114
Stage 3 | Eastern Europe
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	97	205
Allowance for credit losses	43	38
Stage 3 | North America
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	5,303	4,888
Allowance for credit losses	792	619
Stage 3 | Central and South America
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	73	73
Allowance for credit losses	2	19
Stage 3 | Asia/Pacific
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	708	979
Allowance for credit losses	199	281
Stage 3 | Africa
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	483	604
Allowance for credit losses	26	33
Stage 3 | Other
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	152	361
Allowance for credit losses	111	127
Stage 3 POCI
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	615	609
Allowance for credit losses	247	213
Stage 3 POCI | Germany
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	16	0
Allowance for credit losses	(7)	(2)
Stage 3 POCI | Western Europe (excluding Germany)
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	351	321
Allowance for credit losses	192	154
Stage 3 POCI | Eastern Europe
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	0	0
Allowance for credit losses	0	0
Stage 3 POCI | North America
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	71	62
Allowance for credit losses	15	11
Stage 3 POCI | Central and South America
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	0	0
Allowance for credit losses	0	0
Stage 3 POCI | Asia/Pacific
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	73	114
Allowance for credit losses	1	(3)
Stage 3 POCI | Africa
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	0	0
Allowance for credit losses	0	0
Stage 3 POCI | Other
Financial Assets and Allowance by Region [Line Items]
Gross carrying amount	104	113
Allowance for credit losses	€ 45	€ 52